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                                     AMENDED

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

      Northwestern Mutual Variable Life Account
      The Northwestern Mutual Life Insurance Company
      720 East Wisconsin Avenue
      Milwaukee, Wisconsin  53202

2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes): [ ]
                      Variable Life Insurance Policies
           (Whole Life, Extra Ordinary Life, Single Premium Life)

3.    Investment Company Act File Number: 811-3989

      Securities Act File Number: 2-89972

4(a).       Last day of fiscal year for which this Form is filed:
            December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

   (i)      Aggregate sale price of securities
            sold during the fiscal year pursuant to
            section 24(f):                                        $  51,595,295
                                                                  -------------

  (ii)      Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                            $  26,479,793
                                                    -------------

 (iii)      Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                             $           0
                                                    -------------

  (iv)      Total available redemption credits
            [add items 5(ii) and 5(iii)]:           $  26,479,793
                                                    -------------

   (v)      Net sales - if item 5(i) is greater
            than 5(iv) [subtract item 5(iv) from
            item 5(i)]:                             $  25,115,502
                                                    -------------

  (vi)      Redemption credits available for use in
            future years - if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]:                        $          (0)
                                                    -------------

 (vii)      Multiplier for determining registration
            fee:                                                 x     .0000809*
                                                                  -------------

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(viii)      Registration fee due [multiply item 5
            (v) by item 5(vii)] (enter "0" if no
            fee is due):                                          $    2,100.01*
                                                                  =============

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                                 +$           0
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$    2,100.01*
                                                                  =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 6, 2005

            Method of Delivery:

                                 [X] Wire Transfer
                                 [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:   /s/ JOHN C. KELLY
      -----------------------------------------------
      John C. Kelly
      Vice President and Controller
      The Northwestern Mutual Life Insurance Company

                                          Date: December 14, 2005

*The Registration fee of $2,100.01 shown in Item 5(viii) represents the sum of
(1) a registration fee payment of $1,820.55 made with Form 24f-2 when it was initially filed on March 27, 2003, Accession Number 0000950134-03-004666, by the issuer, CIK# 0000742277, and (2) an additional registration fee payment of $279.46 made with this amended filing. The additional registration fee payment is being paid with accrued interest in the amount of $7.56, for a total additional fee payment, with interest, in the amount of $287.02. The additional fee payment and interest payment made with this amended filing were determined using the multiplier currently in effect and the "current value of funds rate" as most recently published by the Secretary of the Treasury.